Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS
The following table reflects the income and share data used in the basic and diluted EPS computations:

	2018	2017	2016
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$121,310	$64,860	$49,509
Weighted average number of ordinary shares (in thousands of shares)	59,567	59,320	59,353
Basic EPS	$2.04	$1.09	$0.83
Dilutive effect of share based payments (in thousands of shares)	1,482	1,354	801
Weighted average number of diluted ordinary shares (in thousands of shares)	61,049	60,674	60,154
Diluted EPS	$1.99	$1.07	$0.82